Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Breakdown and Composition of Property Plant and Equipment	Breakdown and composition of property, plant and equipment
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	As of 12/31/2022	Additions (i)	Write- off	Depreciation	Transfers and others	As of 12/31/2023		Historical cost	Accumulated depreciation
Land	600	17	-	-	(58)	559		559	-
Buildings	730	45	-	(19)	21	777		934	(157)
Improvements	6,865	1,659	(26)	(438)	39	8,099		9,583	(1,484)
Machinery and equipment	1,440	499	(16)	(214)	601	2,310		3,285	(975)
Facilities	585	84	(2)	(58)	(339)	270	=	430	(160)
Furniture and appliances	755	186	(5)	(144)	111	903		1,311	(408)
Constructions in progress	543	47	(1)	-	(478)	111		111	-
Others	64	42	(1)	(45)	59	119		255	(136)
	11,582	2,579	(51)	(918)	(44)	13,148		16,468	(3,320)

					Transfers			+
	As of 12/31/2021	Additions (i)	Write- off	Depreciation	and others	As of 12/31/2022		Historical cost	Accumulated depreciation
Land	570	48	(18)	-	-	600		600	-
Buildings	656	117	-	(17)	(26)	730		859	(129)
Improvements	3,596	3,451	(27)	(284)	129	6,865		7,933	(1,068)
Machinery and equipment	828	708	(4)	(184)	92	1,440		2,160	(720)
Facilities	362	258	(7)	(35)	7	585	=	729	(144)
Furniture and appliances	416	279	(2)	(70)	132	755		1,043	(288)
Constructions in progress	235	582	(1)	-	(273)	543		543	-
Others	37	24	-	(16)	19	64		157	(93)
	6,700	5,467	(59)	(606)	80	11,582		14,024	(2,442)
					Transfers			+
	As of 12/31/2020	Additions (i)	Write-off	Depreciation	and others (ii)	As of 12/31/2021		Historical cost	Accumulated depreciation
Land	481	207	(2)	-	(116)	570		570	-
Buildings	609	258	(4)	(15)	(192)	656		767	(111)
Improvements	2,598	1,161	(1)	(182)	20	3,596		4,387	(791)
Machinery and equipment	635	307	(1)	(128)	15	828		1,373	(545)
Facilities	269	118	(1)	(25)	1	362	=	472	(110)
Furniture and appliances	340	110	(2)	(53)	21	416		635	(219)
Constructions in progress	78	266	-	-	(109)	235		235	-
Others	37	6	-	(14)	8	37		115	(78)
	5,047	2,433	(11)	(417)	(352)	6,700		8,554	(1,854)
(i)	Includes interest capitalization in the amount of R$257 as of December 31, 2023 (R$774 and R$38 as of December 31, 2022 and 2021, respectively), see note 12.3.
(ii)	In 2021, presents the transfer between property, plan and equipment to “assets held for sale”, in amount of R$349, see note 1.2.

Schedule of Additions to Property and Equipment for Cash Flow Presentation	Additions to property, plant and equipment for cash flow presentation purpose are as follows:
	2023	2022	2021
Additions	2,579	5,467	2,433
Capitalized borrowing costs	(257)	(774)	(38)
Financing of property, plant and equipment – Additions	(2,298)	(5,080)	(2,284)
Financing of property, plant and equipment – Payments	3,092	3,911	2,120
	3,116	3,524	2,231